UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-21877

Exact name of registrant as specified in charter:
                        Oppenheimer Rochester Arizona Municipal Fund

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            3/31

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21877
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Rochester Arizona Municipal Fund









================= Oppenheimer Rochester Arizona Municipal Fund =================


GOODYEAR ARIZ CMNTY FACS GEN

Ticker:                      Security ID:  38251EBN4
Meeting Date: FEB 25, 2013   Meeting Type: Written Consent
Record Date:  JAN 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management


--------------------------------------------------------------------------------

GOODYEAR ARIZ CMNTY FACS GEN

Ticker:                      Security ID:  38251EBQ7
Meeting Date: FEB 25, 2013   Meeting Type: Written Consent
Record Date:  JAN 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management


--------------------------------------------------------------------------------

GOODYEAR ARIZ CMNTY FACS GEN

Ticker:                      Security ID:  38251ECA1
Meeting Date: FEB 25, 2013   Meeting Type: Written Consent
Record Date:  JAN 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management


--------------------------------------------------------------------------------

GOODYEAR ARIZ CMNTY FACS UTILS

Ticker:                      Security ID:  38251NBK0
Meeting Date: FEB 25, 2013   Meeting Type: Written Consent
Record Date:  JAN 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management


--------------------------------------------------------------------------------

GOODYEAR ARIZ CMNTY FACS UTILS

Ticker:                      Security ID:  38251NBX2
Meeting Date: FEB 25, 2013   Meeting Type: Written Consent
Record Date:  JAN 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Oppenheimer Rochester Arizona Municipal Fund

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  August 30, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact